Regulatory Matters	12 Months Ended
Dec. 31, 2015
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 15 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1 Capital (CET1) to risk-weighted assets (as defined in the regulations and effective January 1, 2015), total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).  Management believes, as of December 31, 2015 and 2014, that the Corporation and Bank meet all capital adequacy requirements to which they are subject.  Furthermore, the Board of Directors of the Bank has adopted a resolution to maintain Tier I capital at or above 8% of total assets.

As of December 31, 2015, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized”, an institution must maintain minimum CET1, total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

In July 2013 the U.S federal banking authorities approved the final rules (the “Basel III Capital Rules”) which established a new comprehensive capital framework for U.S. banking organizations.   The Basel III Capital Rules have maintained the general structure of the current prompt corrective action framework, while incorporating provisions which will increase both the quality and quantity of the Bank’s capital. Generally, the Bank became subject to the new rules on January 1, 2015 with phase-in periods for many of the new provisions.  Management believes the Bank is complying with the new capital requirements as they are phased-in.

In February of 2015, the Board of Governors of the Federal Reserve System adopted final amendments to the Small Bank Holding Company Policy Statement (Regulation Y, Appendix C) (the “Policy Statement”) that, among other things, raised from $500 million to $1 billion the asset threshold to qualify for the Policy Statement. The Company qualifies for treatment under the Policy Statement and is no longer subject to consolidated capital rules.

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2015 and 2014 are presented in the following table:

					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2015
Common Equity Tier 1 Capital
(CET1) (to Risk Weighted
Assets) *
Consolidated	$72,202	16.3%	$19,951	≥ 4.5%	N/A	N/A
Bank	$70,428	15.9%	$19,905	≥ 4.5%	$28,751	6.5%
Total Capital (to Risk Weighted
Assets)
Consolidated	$75,517	17.0%	$35,469	≥ 8.0%	N/A	N/A
Bank	$74,307	16.8%	$35,386	≥ 8.0%	$44,233	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$72,202	16.3%	$26,602	≥ 6.0%	N/A	N/A
Bank	$70,428	15.9%	$26,540	≥ 6.0%	35,386	8.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$72,202	11.7%	$24,704	≥ 4.0%	N/A	N/A
Bank	$70,428	11.8%	$23,978	≥ 4.0%	$29,972	5.0%

As of December 31, 2014
Total Capital (to Risk Weighted
Assets )
Consolidated	$71,742	15.8%	$36,307	≥ 8.0%	N/A	N/A
Bank	$70,319	15.5%	$36,191	≥ 8.0%	$45,239	10.0%
Tier 1 Capital (to Risk Weighted
Assets )
Consolidated	$67,863	15.0%	$18,154	≥ 4.0%	N/A	N/A
Bank	$66,440	14.7%	$18,096	≥ 4.0%	27,143	6.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$67,863	11.0%	$24,624	≥ 4.0%	N/A	N/A
Bank	$66,440	10.7%	$24,735	≥ 4.0%	$30,919	5.0%

* CET1 is effective as of January 1, 2015

On a parent company only basis, the Corporation’s primary source of funds is dividends paid by the Bank.  The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles.  Generally, subject to certain minimum capital requirements, the Bank may declare dividends without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of the Bank’s net profits for the year combined with its retained profits of the two preceding years.